Commitments and Contingencies (Details 2) - Litigation disputes with contingencies [Member]	6 Months Ended
Dec. 31, 2019 USD ($)
Claim amount	$ 69,997,851
Interest and penalties	10,165,746
Total claim amount	80,163,597
Settled claims	(53,945,683)
Remaining claims amount	26,217,914
Purchases [Member]
Claim amount	2,733,610
Interest and penalties	86,263
Total claim amount	2,819,873
Leases [Member]
Claim amount	8,730,327
Interest and penalties
Total claim amount	8,730,327
Labor [Member]
Claim amount	224,807
Interest and penalties
Total claim amount	224,807
Guarantees [Member]
Claim amount	58,309,107
Interest and penalties	10,079,483
Total claim amount	$ 68,388,590